Segment Reporting - Schedule of Total Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Revenues [Line Items]
Total revenues	€ 110,013	€ 107,384	€ 26,430
Europe [Member]
Schedule of Total Revenues [Line Items]
Total revenues	107,416	103,565	45,623
North America [Member]
Schedule of Total Revenues [Line Items]
Total revenues	5,623	4,971	731
Eliminations [Member]
Schedule of Total Revenues [Line Items]
Total revenues	€ (3,026)	€ (1,152)	€ (19,924)